OTHER CURRENT LIABILITIES - Summary of Contract Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current contract liabilities
Total current contract liabilities	$ 3,690	$ 1,325	$ 612
Advance from customers
Current contract liabilities
Total current contract liabilities	3,585	1,222	511
Custodial service
Current contract liabilities
Total current contract liabilities	76	47	50
Transportation service
Current contract liabilities
Total current contract liabilities	$ 29	$ 56	$ 51